Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive loss	Accumulated other comprehensive loss

In millions	Foreign currency translation adjustments	Pension and other postretirement benefit plans	Derivative instruments	Total before tax	Income tax recovery (expense) (1)	Total net of tax
Balance at December 31, 2022	$(70)	$(2,669)	$3	$(2,736)	$767	$(1,969)
Other comprehensive income (loss) before reclassifications:
Translation of net investment (2)	(363)			(363)	—	(363)
Translation of US dollar debt (3)	262			262	(33)	229
Derivative instruments (4)			97	97	(25)	72
Actuarial loss arising during the year		(331)		(331)	86	(245)
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of prior service credit		(3)		(3)	1	(2)
Amortization of gain on treasury lock			(1)	(1)	—	(1)
Other comprehensive income (loss)	(101)	(334)	96	(339)	29	(310)
Balance at December 31, 2023	(171)	(3,003)	99	(3,075)	796	(2,279)
Other comprehensive income (loss) before reclassifications:
Translation of net investment (2)	1,377			1,377	—	1,377
Translation of US dollar debt (3)	(989)			(989)	130	(859)
Derivative instruments (4)			(15)	(15)	4	(11)
Actuarial gain arising during the year		973		973	(255)	718
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss		56		56	(14)	42
Amortization of prior service credit		(4)		(4)	—	(4)
Amortization of gain on treasury lock			(5)	(5)	1	(4)
Other comprehensive income (loss)	388	1,025	(20)	1,393	(134)	1,259
Balance at December 31, 2024	217	(1,978)	79	(1,682)	662	(1,020)
Other comprehensive income (loss) before reclassifications:
Translation of net investment (2)	(834)			(834)	—	(834)
Translation of US dollar debt (3)	548			548	(72)	476
Derivative instruments (4)			(46)	(46)	4	(42)
Actuarial gain arising during the year		376		376	(99)	277
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss (5)		52		52	(14)	38
Amortization of prior service credit		(4)		(4)	1	(3)
Amortization of derivative instruments (6)			44	44	(3)	41
Other comprehensive income (loss)	(286)	424	(2)	136	(183)	(47)
Balance at December 31, 2025	$(69)	$(1,554)	$77	$(1,546)	$479	$(1,067)
(1)The Company releases stranded tax effects from Accumulated other comprehensive loss to Net income upon the liquidation or termination of the related item.
(2)Foreign exchange gain/(loss) on translation of net investment in foreign operations.
(3)Foreign exchange gain/(loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations. The Company designates US dollar-denominated debt of the parent company as a foreign currency hedge of its net investment in foreign operations. Accordingly, from the dates of designation, foreign exchange gains and losses on translation of the Company's US dollar-denominated debt are recorded in Accumulated other comprehensive loss, which minimizes the volatility of earnings resulting from the conversion of US dollar-denominated debt into Canadian dollars.
(4)The cumulative changes in fair values of cross-currency interest rate swaps and the cumulative gains or losses of treasury locks are included in Derivative instruments. See Note 22 – Financial instruments for additional information.
(5)Total before tax reclassified to Other components of net periodic benefit income in the Consolidated Statements of Income and included in net periodic benefit income. See Note 17 – Pensions and other postretirement benefits for additional information.
(6)Includes the amortization of treasury locks for the year ended December 31, 2025 of $4 million, as well as the amortization of cross-currency interest rate swaps related to foreign currency exposure and interest expense. See Note 22 – Financial instruments for additional information.